Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS:
Cash	$ 93,241	$ 4,067	$ 2,255
GST tax receivable	3,334	2,342	4,341
Prepaid expenses and other current assets		8,621
TOTAL CURRENT ASSETS	96,575	15,030	6,596
Security deposit - related party	2,009	2,075	2,250
Operating lease right-of-use assets, net - related party	44,524	62,523
Property and equipment, net	634	2,023	4,255
TOTAL ASSETS	143,742	81,651	13,101
CURRENT LIABILITIES:
Accounts payable	918,195	943,023	1,002,335
Accrued expenses and other payables	687,454	466,115	892,151
Accrued interest	56,661	57,822	34,098
Loan payable	65,280
Convertible notes, net of discounts and including put premiums	519,718	926,438	590,485
Operating lease liability - related party, current portion	21,185	20,605
Embedded conversion option liabilities	132,501	151,262	54,220
Due to former director - related party	29,777	30,746	33,347
Loan from former director - related party	49,558	51,171	55,500
Employee benefit liability	579,888	415,799	418,538
TOTAL CURRENT LIABILITIES	3,060,217	3,062,981	3,080,674
NON-CURRENT LIABILITIES:
Operating lease liability - long-term portion - related party	24,939	42,319
TOTAL NON-CURRENT LIABILITIES	24,939	42,319
TOTAL LIABILITIES	3,085,156	3,105,300	3,080,674
Commitments and Contingencies (See Note 8)
STOCKHOLDERS’ DEFICIT:
Common stock value	2,621	220	14
Common stock issuable		20
Additional paid-in capital	59,687,667	57,364,690	54,088,152
Subscription receivable		(23,758)
Accumulated other comprehensive income	1,293,747	1,234,549	1,085,204
Accumulated deficit	(63,878,972)	(61,557,893)	(58,199,466)
Treasury stock (0.001 share)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ DEFICIT	(2,941,414)	(3,023,649)	(3,067,573)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	143,742	81,651	13,101
TOTAL LIABILITIES	3,085,156	3,105,300	3,080,674
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value		5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value